Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2021	December 31, 2020
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2022 to 2023	165,000	100,000
U.S. Dollar-denominated Term Loans and Bonds due from 2022 to 2030	791,271	873,712
Norwegian Krone-denominated Bonds due from 2023 to 2026	323,193	355,514
Euro-denominated Term Loans due from 2023 to 2024	115,392	152,710
Total principal	1,394,856	1,481,936
Unamortized discount and debt issuance costs	(15,214)	(9,723)
Total debt	1,379,642	1,472,213
Less current portion	(156,064)	(250,508)
Long-term debt	1,223,578	1,221,705